Pension Plans-Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 27, 2014	Dec. 28, 2013
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.17%	4.94%
Rate of compensation increase	4.00%	4.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.87%	4.56%
Rate of compensation increase	3.00%	3.00%